Debt - Composition (Details) - P3 Health Partners Inc. - USD ($)		1 Months Ended	3 Months Ended			6 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 02, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]	Successor	Successor	Successor	Predecessor	Predecessor	Successor	Predecessor	Predecessor	Predecessor	Predecessor
Total Principal	$ 80,046,101	$ 80,046,101	$ 80,000,000			$ 80,000,000			$ 55,136,089
Less: Current Portion of Long-Term Debt	(46,101)	(46,101)							(89,988)
Less: Loan Origination Fees									(3,566,718)
Add: Accumulated Amortization of Loan Origination Fees									80,237
Less: Discount for Issuance of Class D Warrants									(6,316,605)
Add: Accumulated Amortization of Discount									144,971
Long Term Debt	$ 80,000,000	$ 80,000,000	$ 80,000,000			$ 80,000,000			$ 45,387,986